Investment Portfolio - Government and Corporate Securities - Summary of Investments In Argentine And Other Governments And Corporate Securities (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Government Securities [Abstract]
Government debt instruments held	$ 189,641,591	$ 193,504,512	$ 101,059,150
Investment Funds [Abstract]
Investment Funds Equity	1,905,039	2,221,661	2,006,796
Listed Securities [Member]
Corporate Securities [Abstract]
Corporate debt instruments held	36,083	43,018	56,242
Unlisted Securities [Member]
Corporate Securities [Abstract]
Corporate debt instruments held	1,360,297	435,237	6,863,623
Pesos [Member]
Government Securities [Abstract]
Government debt instruments held	188,023,228	193,504,405	85,966,533
Foreign Currency [Member]
Government Securities [Abstract]
Government debt instruments held	1,618,363	107	15,092,617
Argentine Government bonds [Member] | Pesos [Member]
Government Securities [Abstract]
Government debt instruments held	65,998,096	56,441,307	17,921,948
Argentine Government bonds [Member] | Foreign Currency [Member]
Government Securities [Abstract]
Government debt instruments held	1,618,363	107	0
Argentine Treasury bills [Member] | Pesos [Member]
Government Securities [Abstract]
Government debt instruments held	14,331,804	1,381,496	0
Argentine Treasury bills [Member] | Foreign Currency [Member]
Government Securities [Abstract]
Government debt instruments held	0	0	15,092,617
Other debt securities [Member] | Pesos [Member]
Government Securities [Abstract]
Government debt instruments held	0	0	106,249
Liquidity Bills issued by the BCRA [Member] | Pesos [Member]
Government Securities [Abstract]
Government debt instruments held	107,693,328	135,681,602	67,938,336
Trading equity securities [member] | Listed Securities [Member]
Corporate Securities [Abstract]
Corporate debt instruments held	36,083	43,018	56,242
Trading equity securities [member] | Unlisted Securities [Member]
Corporate Securities [Abstract]
Corporate debt instruments held	0	0	6,526,952
Debt securities [member] | Unlisted Securities [Member]
Corporate Securities [Abstract]
Corporate debt instruments held	$ 1,360,297	$ 435,237	$ 336,671